ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11. ACQUIRED INTANGIBLE ASSETS, NET

        The Group's acquired intangible assets were generated from the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010 and Alpha Speed Limited and Bona Starlight on July 1, 2011 (Note 3). Acquired intangible assets, net consist of the following:

	December 31,
	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(24,438)	34,213	58,651	(57,022)	—	1,629
Favorable lease	557,185	(208,944)	348,241	2,459,884	(855,482)	46,844	1,651,246

Total intangible assets definite lives	615,836	(233,382)	382,454	2,518,535	(912,504)	46,844	1,652,875
Acquired intangible assets with indefinite lives
Movie theater licenses	1,911,290	—	1,911,290	2,328,956	—	11,321	2,340,277

Total	2,527,126	(233,382)	2,293,744	4,847,491	(912,504)	58,165	3,993,152

        The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were nil, $233,382 and $679,122, respectively. The Group expects to record amortization expenses of $816,628, $745,351 and $90,896 for the years ended December 31, 2012, 2013 and 2014, respectively.